Non-controlling Interests (Details)	9 Months Ended
Sep. 30, 2021 shares
Common Class A
Noncontrolling Interest [Line Items]
Number of shares issued in stock-based compensation plan	5,890
Number of shares repurchased and retired	2,742,617
Holdings, LLC
Noncontrolling Interest [Line Items]
Common Units	1,602,437,265
Ownership Percentage	100.00%
Holdings, LLC | Common Class A
Noncontrolling Interest [Line Items]
Common Units	100,367,478
Ownership Percentage by Noncontrolling Owners	6.26%
Holdings, LLC | Common Class B | SFS Corp
Noncontrolling Interest [Line Items]
Common Units	1,502,069,787
Ownership Percentage by Parent	93.74%